FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of carrying values of financial instruments [Table Text Block]
	December 31,
	2021	2020	Note
Financial assets:

Investments	2,429	2,341	c,e
Derivative assets	14	-

Financial liabilities:

Warrants	6,022	16,540	b,d

Disclosure of information about key assumptions to measure fair value of warrants [Table Text Block]
	December 31,
	2021	Sensitivity

Expected volatility	83%	Increase (decrease) in key assumptions would result in increase (decrease) in fair value.
Expected life (in years)	4.342
Risk-free interest rate	0.85%	Increase (decrease) in key assumptions would result in decrease (increase) in fair value.
Expected dividend yield	0%
Fair value:

Per Warrant (Canadian Dollar)	$1.979
Total Warrants (Canadian Dollar in thousands)	$6,022

Disclosure of maturity analysis for lease liabilities [Table Text Block]
December 31, 2021:

	Less than one year	1 to 5 years	6 to 10 years	>10 years

Lease liabilities	$3,130	$11,781	$12,760	$2,620
Bank Loans	$9,502	-	-	-
Total	$12,632	$11,781	$12,760	$2,620

December 31, 2020:

	Less than one year	1 to 5 years	6 to 10 years	>10 years

Lease liabilities	$232	$547	$515	$-

Disclosure of changes in liabilities arising from financing activities [Table Text Block]
	Loans	Lease liabilities	Warrants	Total liabilities arising from financing activities

Balance as of January 1, 2020	$-	$1,050	$197	$1,247

Additions for new leases	-	107	-	107
Cash flows	-	(250)	-	(250)
Conversion of warrant	-	-	(3,873)	(3,873)
Other changes	-	83	61	144
Effect of changes in fair value	-	-	20,155	20,155

Balance as of December 31, 2020	-	990	16,540	17,530

Issuance of new warrants	-	-	11,832	11,832
Additions for new loans	8,504	-	-	8,504
Additions for new leases	-	1,678	-	1,678
Additions related to acquisitions	1,957	17,222	-	19,179
Repayments	(700)	(1,980)	-	(2,680)
Effective interest	-	1,347	-	1,347
Other changes	133	117	(611)	(361)
Effect of changes in fair value	-	-	(21,739)	(21,739)

Balance as of December 31, 2021	$9,894	$19,374	$6,022	$35,290